Redeemable Preferred Units Redeemable Preferred Units (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended													8 Months Ended	12 Months Ended
	May 13, 2016	Dec. 31, 2016		Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014		Dec. 08, 2014
Partners' Capital Account, Units, Sale of Units																26,885,597		25,680		3,520,408
Shares Issued, Price Per Share																						$ 66.68
Issuance of redeemable preferred units																$ 984		$ 0		$ 0
Distribution Made to Limited Partner, Cash Distributions Declared																938		315		112
Temporary Equity, Net Income															$ 41
Distribution Made to Limited Partner, Cash Distributions Paid																845		158		103
Redeemable preferred units		$ 1,000								$ 0					1,000	1,000		0
Series A Convertible Preferred Units [Member]
Partners' Capital Account, Units, Sale of Units	30,800,000
Preferred Stock, Dividend Rate, Percentage	6.50%
Issuance of redeemable preferred units	$ 984
Preferred Stock, Dividend Rate, Per-Dollar-Amount	$ 0.528125
Preferred Units, Description	The purchasers may convert their Preferred units into common units, at any time after the third anniversary of the issuance date or prior to liquidation, dissolution or winding up of the Partnership, in full or in part, subject to minimum conversion amounts and conditions. After the fourth anniversary of the issuance date, the Partnership may convert the Preferred units into common units at any time, in whole or in part, subject to certain minimum conversion amounts and conditions, if the closing price of MPLX LP common units is greater than $48.75 for the 20 day trading period immediately preceding the conversion notice date. The conversion rate for the Preferred units shall be the quotient of (a) the sum of (i) $32.50, plus (ii) any unpaid cash distributions on the applicable Preferred unit, divided by (b) $32.50. The holders of the Preferred units are entitled to vote on an as-converted basis with the common unitholders and will have certain other class voting rights with respect to any amendment to the partnership agreement that would adversely affect any rights, preferences or privileges of the Preferred units. In addition, upon certain events involving a change in control the holders of Preferred units may elect, among other potential elections, to convert their Preferred units to common units at the then change of control conversion rate.
Preferred Stock [Member] | Series A Convertible Preferred Units [Member]
Shares Issued, Price Per Share	$ 32.50
Preferred Partner [Member]
Distribution Made to Limited Partner, Cash Distributions Declared		$ 16	[1]	$ 16		$ 9		$ 0		$ 0	[1]	$ 0	$ 0	$ 0		$ 41	[2]	$ 0	[2]	$ 0	[2]
Distribution Made to Limited Partner, Cash Distributions Paid															$ (25)

[1]	(3)These amounts include results from the MarkWest Merger which closed on December 4, 2015. See Note 4 for more information on the MarkWest Merger.
[2]	(1)See Note 8 for information regarding the distribution.